Note 4 - Capital Lease	9 Months Ended	12 Months Ended
	Dec. 31, 2018	Mar. 31, 2018
Disclosure Text Block [Abstract]
Note 4 - Capital Lease

Note 5 – Capital Lease

In July 2016, an entity associated with Pacific Leaf Partners, LLC completed the purchase of the building housing the Company’s cultivation facility at 3550 W. Teco Ave., Las Vegas, NV. In connection with the purchase, the Company entered into the Amended Lease Agreement for an initial term of ten and a half years with one option to extend the lease for five years, or until December 31, 2030. The monthly rent payments per the Amended Lease Agreement are $40,000 through December 31, 2017. Commencing January 1, 2018, the monthly rent payments will increase by 3% per annum through the expiration of the lease. The Company analyzed the transaction in accordance with the applicable accounting guidance determining that the aggregate amount of $3.9 million met the requirements for capitalization. The building has been capitalized and is included in property and equipment, net balance with related obligations included as part of current and non-current liabilities. The obligation recorded is based upon the present value of the future minimum lease payments discounted at an 11.6% interest rate.

In August 2017, GB Sciences Louisiana, LLC entered into the Lease Agreement with Petroleum Drive Investment, LLC for 36,125 square feet of interior space on approximately 5.38 acres of land located at 18350 Petroleum Drive, Baton Rouge, LA 70809. The Lease Agreement is for an initial term of five years with two options to extend the lease for five years, or until June 30, 2032. The monthly rent payments per the Lease Agreement are $25,588 through June 30, 2022. If the Company exercises its first and second options to extend, monthly rent payments will increase to $28,147 beginning August 1, 2022, and to $30,966 beginning August 1, 2027. The Company analyzed the transaction in accordance with the applicable accounting guidance determining that the aggregate amount of $2.5 million met the requirements for capitalization. The building has been capitalized and is included in property and equipment, net balance with related obligations included as part of current and non-current liabilities. The obligation recorded is based upon the present value of the future minimum lease payments discounted at a 10.2% interest rate.

Amortization of assets under capital leases is included in depreciation expense. The future minimum lease payments required under the capital leases and the net present value of the minimum lease payments as of December 31, 2018, are as follows:

	Year Ending March 31,	Total

	2019 (3 months)	$178,484
	2020	820,107
	2021	835,499
	2022	851,352
	2023	890,712
	Thereafter	8,246,770
Total minimum lease payments		11,822,924
Less: Amount representing interest		(5,651,347)
Present value of minimum lease payments		6,171,577
Less: Current maturities of capital lease obligations		(135,996)
Long-term capital lease obligations		$6,035,581

Note 4 – Capital Lease

In July, 2016, an entity associated with Pacific Leaf Partners, LLC completed the purchase of the building housing the Company’s cultivation facility at 3550 W. Teco Ave., Las Vegas, NV. In connection with the purchase, the Company entered into the Amended Lease Agreement for an initial term of ten and a half years with one option to extend the lease for five years, or until December 31, 2030. The monthly rent payments per the Amended Lease Agreement were $40,000 through December 31, 2017. Commencing January 1, 2018, the monthly rent payments increased by 3% and will increase by 3% per annum through the expiration of the lease. The Company analyzed the transaction in accordance with the applicable accounting guidance determining that the aggregate amount of $3.9 million met the requirements for capitalization. The building has been capitalized and is included in property and equipment, net balance, with related obligations included as part of current and non-current liabilities. The obligation recorded is based upon the present value of the future minimum lease payment discounted at 11.6% interest rate.

On August 4, 2017, the Company entered into a Lease Agreement for the building located at 18350 Petroleum Drive in Baton Rouge, Louisiana, which will be used for the Company’s medical marijuana operations in the State of Louisiana. The Lease is for an initial term of five years beginning on July 1, 2018, with two options to extend the lease for five years, or until June 30, 2032. The monthly rent payments per the Lease Agreement are $25,588 through June 30, 2022. If the Company chooses to exercise its first option to extend the Lease term, the monthly rent payments will increase to $28,147 per month for the period from July 1, 2022 through June 30, 2027. If the Company chooses to exercise its second option to extend the Lease term, the monthly rent payments will increase to $30,966 per month for the period from July 1, 2027 through June 30, 2032. The Company analyzed the transaction in accordance with the applicable accounting guidance determining that the aggregate amount of $2.5 million met the requirements for capitalization. The building has been capitalized and is included in property and equipment, net balance, with related obligations included as part of current and non-current liabilities. The obligation recorded is based upon the present value of the future minimum lease payment discounted at a 10.3% interest rate.